Consolidated Statements of Cash Flows (Parenthetical 1) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2018
Cash, cash equivalents and restricted cash from discontinued operations at beginning of period		$ 20.5
Equity Method Investments	$ 360.6	328.9	$ 457.8
Noncash, Accounts Receivable	14.6	34.7
Noncash, Inventories	7.6	25.8
Noncash, Other Assets	12.3	86.3
Noncash, Accounts Payable	(7.9)	(15.4)
Noncash, Income taxes	(1.4)	(1.0)
Noncash, Accrued Liabilities and Other	(12.0)	(18.8)
Investment in unconsolidated entities	(16.7)	(123.7)
Fair value of assets acquired, including goodwill	3,342.4	580.7	303.2
Cash consideration for the purchase of businesses, net of cash acquired	(1,592.0)	(376.4)	(242.1)
Stock issued in business combinations	(136.1)
Fair value of share-based awards issued in business combinations	(1.9)
Debt purchased in connection with an acquisition		(36.5)
Deferred payments and (unpaid) unreceived working capital or escrow	4.6	3.5	(25.0)
Liabilities and noncontrolling interest assumed	1,617.0	171.3	36.1
Debt assumed	$ 929.1	$ 15.0	$ 7.5